Intangible assets and goodwill - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost	$ 84,391	$ 87,262
Accumulated amortization	15,255	14,798
Net book value	69,136	72,464
Customer relationships (a)
Finite-Lived Intangible Assets [Line Items]
Cost	74,286	77,059
Accumulated amortization	15,025	14,611
Net book value	59,261	62,448
Foreign exchange	(2,773)	(747)
Other
Finite-Lived Intangible Assets [Line Items]
Cost	10,105	10,203
Accumulated amortization	230	187
Net book value	$ 9,875	$ 10,016